Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Research and Development Expense [Abstract]
Schedule of Research and Development Expenses

Composition:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2024	2023	2022

Payroll and related benefits (including share-based compensation)	5,436	5,395	5,969
Materials, subcontracted work and consulting	734	1,593	1,742
Clinical trials	181	436	495
Others	745	849	917
	7,096	8,273	9,123